UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5407

Trust For Credit Unions

(Exact name of registrant as specified in charter)

71 South Wacker Drive
Suite 500
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to: Jeffrey A. Dalke, Esq.
Goldman Sachs & Co.	Drinker Biddle & Reath LLP
One New York Plaza	One Logan Square
New York, New York 10004	18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 621-2550

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Unitholders is filed herewith.

TRUST

for Credit Unions

Semiannual Report

February 28, 2006

         The reports concerning the Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

      TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

      This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus, which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

An investment in the TCU Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

     Holdings and allocation shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

      This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.

      Goldman, Sachs & Co. and Callahan Financial Services, Inc. are co-distributors of the TCU Portfolios.

Dear Credit Union Unitholders:

      February 28 marked the end of the first six months of the fiscal year for the Trust for Credit Unions (“TCU”). During this period, market dynamics and credit union growth trends intersected in a challenging way for many credit unions.

Credit Union Growth Patterns Persist

      During the second half of calendar year 2005, the most recent period for which data is available, many credit unions continued to see loan growth surpass share growth. Member shares grew by $5.2 billion while total loans swelled by $24.0 billion. As has been the case for the past several years, many credit unions liquidated portions of their investment portfolios to fund the gap between loan and share growth. In the second half of 2005, total credit union investments fell $14.3 billion to an industry aggregate of $198 billion.

Interest Rate Changes Reshape the Yield Curve

      Interest rates rose across the yield curve during the period, but the shape of the yield curve changed, which affected the rewards available for investing in longer-maturity instruments. In a series of four widely expected actions, the Federal Open Market Committee (“FOMC”) raised the target fed funds rate from 3.50% to 4.50%. Interest rates on the short end of the yield curve followed suit, but longer-term rates rose by a lesser amount. By February 28, 2006, the yield curve was slightly inverted, with six-month Treasuries yielding 4.73%, two-year Treasuries yielding 4.68% and 10-year Treasuries yielding 4.55%.

Treasury Yield Curve

Source: Bloomberg

      The market’s consensus opinion is that the FOMC will raise rates twice more to a target rate of 5% by mid-2006.

TCU Portfolio Results Reflect Market Experience

      The interest rate dynamics of the period rewarded investors in the shortest maturities — paradoxically, those who took less investment risk. For the six-month reporting period, the TCU Money Market Portfolio produced the highest return of the three TCU Portfolios. The following pages provide a discussion of the investment results for each TCU Portfolio.

      The net asset values (NAVs) of the Ultra-Short Duration Government and Short Duration Portfolios declined over the six-month period ended February 28, 2006 as interest rates rose, but more modestly than as measured purely on a duration basis. This relates to our defensive duration position and distribution rates, which are affected by various factors including the Portfolios’ recognition of income for mortgage-backed securities, which is based upon such securities’ yield at time of purchase. This will likely result in the Portfolios’ distribution rates lagging interest rate changes as they occur.

      As always, we appreciate your investment in the Trust for Credit Unions.

Sincerely,

Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust for Credit Unions
March 22, 2006

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act (“FCUA”).

Performance Review

      For the six-month period that ended February 28, 2006, the MMP had a six-month simple average yield of 3.95%. This compared to the 3.75% six-month simple average yield of the iMoneyNet First Tier — Institutional Only Average for the same period.

      The Portfolio witnessed stable asset flows over the period and was able to outperform the iMoneyNet benchmark. As of February 28, 2006, the Portfolio had standardized seven-day current and effective yields, with fee waivers, of 4.50% and 4.60%, respectively. As of that date, the Portfolio’s standardized seven-day current and effective yields, net of fee waivers, would have been 4.22% and 4.31%, respectively. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.

      The past performance of the Portfolio is no indication of its future results. Yields will fluctuate. Unless otherwise noted, performance reflects fee waivers in effect. In their absence, performance would be reduced.

Portfolio Composition and Investment Strategies

      The Federal Reserve Board (the “Fed”) continued tightening the federal funds rate at a “measured pace” It tightened rates four times since August of 2005, bringing the federal funds rate to 4.50%. The Fed went to great lengths to make its message more transparent to the fixed income market. As a result, much of the Fed tightenings were already anticipated by investors and priced into the market.

      Despite the fact that the front end of the money market yield curve was higher than we had seen in years, we maintained a shorter duration for the Portfolio. Over the reporting period, the duration of the Portfolio was approximately 10-20 days. This allowed the Portfolio’s yield to reset more quickly following each Fed meeting. That said, despite the shorter duration, the rapid pace of Fed tightening caused the yield of the Portfolio to lag the federal funds rate.

      The supply of domestic bank-issued securities remained extremely low throughout the reporting period. In addition, U.S. government agencies continued issuing debt at a near record pace. This caused the credit spread between bank debt and government agencies to shrink to extremely tight levels. As a result, the Portfolio maintained a relatively high allocation to U.S government agency securities during the fiscal year.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Money Market Portfolio Management Team

Portfolio Composition as of February 28, 2006*

Portfolio Composition as of August 31, 2005*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2006 and the Statement of Investments in the Portfolio’s annual report as of August 31, 2005, which reflect Portfolio holdings as a percentage of net assets. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Objective

      The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the FCUA. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of a Six-Month U.S. Treasury Bill Index and no longer than that of a One-Year U.S. Treasury Note Index. As of February 28, 2006, the Portfolio’s actual duration was 0.58 years, compared to 0.72 years for the Nine-Month Treasury average. (The Nine-Month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The Nine-Month Treasury average does not reflect any deduction of fees or expenses.)

Performance Review

      For the six-month period that ended February 28, 2006, the cumulative total return of USDGP was 1.67% versus the 1.84% and 1.35% cumulative total returns of the Fund’s benchmarks, the Six-Month Treasury Bill Index and the One-Year Treasury Note Index, respectively.

      The Portfolio’s net asset value fell slightly during the review period, closing at $9.42, versus $9.43 on August 31, 2005, which is consistent with the rising interest rate environment. During the reporting period, the yield on the Portfolio’s benchmarks, the Six-Month Treasury Bill Index and the One-Year Treasury Note Index, increased 103 basis points from 3.68% to 4.71% and 92 basis points from 3.79% to 4.72%, respectively. The yield on the Nine-Month Treasury average increased 97 basis points from 3.75% to 4.71% over the same period. Net asset value movements reflect, among other things, the Portfolio’s duration of 0.58 years, as well as the impact of market forces, including interest rates. As of February 28, 2006, the Portfolio’s standardized 30-day yield was 4.39% and its distribution rate was 4.06%. The Portfolio’s one-year, five-year and ten-year standardized total returns as of December 31, 2005 were 3.00%, 3.33%, and 4.62%, respectively. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

      Beginning with the fiscal year ended August 31, 2004, USDGP has elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such net amortization generally reduces taxable ordinary income available for distribution. This policy is intended to result in closer alignment of the distributions of the Portfolio, which are derived from Internal Revenue Code distribution requirements, with the overall yield levels of the securities held in the Portfolio.

Portfolio Composition and Investment Strategies

      The Treasury yield curve continued to flatten over the six-month period ended February 28, 2006. Although yields rose across the entire curve, yields at the short to intermediate part of the curve rose significantly more than yields at the longer-end of the curve, resulting in an inverted yield curve at the end of the period. The primary driver of higher interest rates at the front end of the curve were four more 25-basis point increases to the federal funds rate by the Federal Reserve Board and the rate closed at 4.50%. Overall solid economic data and continued labor market improvements, combined with intensifying inflation concerns, helped push longer-term yields higher.

      Higher interest rates at the front end of the yield curve were a drag on the Portfolio’s total return. However, the Portfolio held a short duration position over the period in anticipation of higher interest rates, and this strategy helped enhance relative results as interest rates rose. Over the reporting period, mortgages outperformed Treasuries. Within the Portfolio, we continued to take advantage of opportunities to add value in security specific trades. We emphasized adjustable-rate mortgages (“ARMs”) and collateralized mortgage obligations (“CMOs”) in order to maximize option-adjusted spreads, while seeking to limit risk. The Portfolio also held pass-through mortgages.

      We maintained a defensive posture in the Portfolio throughout the period; as a result, we continued to hold a meaningful position in shorter duration securities and cash equivalents, namely short agency debentures, as they offered attractive spreads relative to Treasuries. As these shorter securities matured, the allocation to agency debentures decreased from 38.6% at the beginning of the period (August 31, 2005) to 6.3% as of February 28, 2006. We modestly increased the Portfolio’s exposure to mortgages, based on our strategic evaluation of the sector. We specifically increased our ARMs exposure as we found value in select securities. We maintained a short duration position at the end of the period as our outlook for long-term economic growth remains positive and we continue to anticipate a rise in rates.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

Portfolio Composition — Sector Allocation:

February 28, 2006*

August 31, 2005*

Portfolio Composition — Issuer Allocation:

February 28, 2006*

August 31, 2005*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2006 and the Statement of Investments in the Portfolio’s annual report as of August 31, 2005, which reflect Portfolio holdings as a percentage of net assets. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Six-Month Treasury Bill Index and the One-Year Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Ultra-Short Duration Government Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio’s shares. The Portfolio’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

TCU SHORT DURATION PORTFOLIO

Objective

      The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the FCUA. These securities include privately issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the FCUA with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Security. As of February 28, 2006, the Portfolio’s actual duration was 1.51 years, versus 1.89 years for its benchmark.

Performance Review

      The Portfolio’s cumulative total return for the six-month period ended February 28, 2006 was 0.90%, versus a 0.56% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio’s net asset value fell during the review period, closing at $9.50, versus $9.59 on August 31, 2005, which is consistent with the rising interest rate environment. During the reporting period, the yield on the Two-Year U.S. Treasury Index (the Portfolio benchmark) increased 85 basis points from 3.83% to 4.68%. Net asset value movements reflect, among other things, the Portfolio’s duration of 1.51 years, as well as the impact of market forces, including interest rates. As of February 28, 2006, the Portfolio’s standardized 30-day yield was 3.50% and its distribution rate was 4.19%. The Portfolio’s one-year, five-year and ten-year standardized total returns as of December 31, 2005 were 1.86%, 4.16% and 5.15%, respectively. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

      Beginning with the fiscal year ended August 31, 2004, SDP has elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such net amortization generally reduces taxable ordinary income available for distribution. This policy is intended to result in closer alignment of the distributions of the Portfolio, which are derived from the Internal Revenue Code distribution requirements, with the overall yield levels of the securities held in the Portfolio.

Portfolio Composition and Investment Strategies

      The Treasury yield curve continued to flatten over the six-month period ended February 28, 2006. Although yields rose across the entire curve, yields at the short to intermediate part of the curve rose significantly more than yields at the longer-end of the curve, resulting in an inverted yield curve at the end of the period. The primary driver of higher interest rates at the front end of the curve were four more 25-basis point increases to the federal funds rate by the Federal Reserve Board and the rate closed at 4.50%. Overall solid economic data and continued labor market improvements, combined with intensifying inflation concerns, helped push longer-term yields higher.

      During the reporting period, the Portfolio maintained a short duration position relative to its benchmark, the Two-Year U.S. Treasury Index, due to our belief that rates would move higher. This positioning helped enhance results as short to intermediate yields rose meaningfully over the period. Over the reporting period, mortgages outperformed Treasuries. Within the Portfolio, we continued to take advantage of opportunities to add value in security specific trades. We emphasized adjustable-rate mortgages (“ARMs”) and collateralized mortgage obligations (“CMOs”) in order to maximize option-adjusted spreads, while seeking to limit risk. The Portfolio also held pass-through mortgages. Within the agency sector, we maintained exposure to agency debentures which offered attractive spreads relative to Treasuries.

      The Portfolio’s allocation to mortgages increased from 34.5% as of August 31, 2005 to 48.9% as of February 28, 2006. We increased the Portfolio’s exposure to mortgages based on our strategic evaluation of the sector. We specifically increased our ARMs exposure as we found value in select securities. We decreased our allocation to agency debenture as we became less constructive on the sector. We maintained a short duration position at the end of the period as our outlook for long-term economic growth remains positive and we continue to anticipate a rise in rates.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

Portfolio Composition — Sector Allocation:

February 28, 2006*

August 31, 2005

Portfolio Composition — Issuer Allocation:

February 28, 2006*

August 31, 2005*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2006 and the Statement of Investments in the Portfolio’s annual report as of August 31, 2005, which reflect Portfolio holdings as a percentage of net assets. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Two-Year U.S. Treasury Note Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Short Duration Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio’s shares. The Portfolio’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit (6.9%)
American Express Bank FSB
$10,000	4.72%	05/18/2006	$10,000
First Tennessee Bank NA
10,000	4.67	05/11/2006	10,000

Total Certificates of Deposit			20,000

Government Agency Security (2.7%)
FNMA
$8,000	3.55%	01/12/2007	$7,909

Variable Rate Obligations(a) (14.7%)
FNMA
$28,000	4.33%	03/07/2006	$27,989
15,000	4.67	05/22/2006	14,998

Total Variable Rate Obligations			42,987

Total Investments Before Repurchase Agreements			$70,896

Repurchase Agreements (75.6%)
Deutsche Bank
$20,000	4.50%	04/10/2006	$20,000
Maturity Value: $20,225
Dated Date: 01/10/2006
(Collateralized by FHLMC, 5.00%, due 01/01/2019 and FNMA, 5.00%, due 06/01/2033. The aggregate market value of the collateral, including accrued interest, was $20,600.)
Joint Repurchase Agreement Account II(b)
200,500	4.57%	03/01/2006	200,500
Maturity Value: $200,525

Total Repurchase Agreements			220,500

Total Investments (99.9%)			$291,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement was entered into on February 28, 2006. Additional information appears on page 23.

Investment Abbreviation:
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (53.5%)
Adjustable Rate FHLMC(a) (1.9%)
$841	3.83%	02/01/2018	$832
896	5.74	11/01/2018	905
3,768	6.87	11/01/2019	3,895
297	5.14	11/01/2022	300
247	5.32	11/01/2022	248
201	5.71	10/01/2024	205
496	5.79	10/01/2025	495
1,478	6.51	08/01/2028	1,508
180	5.11	07/01/2029	182
584	5.70	05/01/2031	599

Total Adjustable Rate FHLMC			9,169

Adjustable Rate FNMA(a) (16.5%)
299	4.47	10/01/2013	293
292	4.93	07/01/2017	294
348	5.00	11/01/2017	351
306	5.69	11/01/2017	314
250	5.94	11/01/2017	257
699	5.42	03/01/2018	713
253	5.20	04/01/2018	257
186	5.44	05/01/2018	189
224	5.68	06/01/2018	228
40	6.50	06/01/2018	40
2,615	4.32	10/01/2018	2,608
270	4.53	02/01/2019	271
348	5.30	05/01/2019	354
321	6.91	12/01/2019	327
578	5.49	01/01/2020	590
263	5.22	05/01/2020	265
1,369	5.93	05/01/2020	1,404
902	5.40	12/01/2020	908
1,429	4.48	12/25/2020	1,425
36	4.92	10/01/2021	36
1,710	6.41	02/01/2022	1,766
238	5.90	01/01/2023	243
601	5.37	03/01/2024	604
334	5.45	04/01/2025	343
835	5.78	10/01/2025	854
796	4.33	07/01/2027	796
608	5.12	07/01/2027	618
702	4.68	01/01/2029	706
176	4.68	02/01/2029	178
14,350	4.94	08/01/2029	14,439
117	6.14	07/01/2031	119
1,507	5.58	07/01/2032	1,518
790	5.61	07/01/2032	795
896	6.34	09/01/2032	915
4,140	5.32	01/01/2033	4,140
652	4.49	03/01/2033	650
2,895	4.71	05/01/2033	2,894
5,373	4.61	08/01/2033	5,406
3,000	3.85	10/01/2033	2,939
5,519	3.48	04/01/2034	5,440
1,000	4.39	07/01/2034	1,004
2,732	4.44	08/01/2034	2,742
5,335	4.26	12/01/2034	5,224
5,493	4.28	03/01/2035	5,301
4,190	4.69	11/28/2035	4,190
4,949	4.44	08/01/2044	4,969

Total Adjustable Rate FNMA			79,917

Adjustable Rate GNMA(a) (4.0%)
1,614	4.50	04/20/2034	1,607
6,384	4.25	06/20/2034	6,329
11,638	4.75	08/20/2034	11,617

Total Adjustable Rate GNMA			19,553

Fixed Rate FHLMC (2.2%)
221	6.50	11/01/2010	226
1,012	6.50	09/01/2013	1,034
850	6.50	10/01/2013	868
434	6.50	05/01/2014	443
420	6.50	06/01/2014	428
3,617	6.00	12/01/2014	3,653
1,590	8.00	12/01/2015	1,673

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Fixed Rate FHLMC—(Continued)
$2,149	6.00%	03/01/2016	$2,175
363	6.50	07/01/2016	371

Total Fixed Rate FHLMC			10,871

Fixed Rate FHLMC Gold (0.8%)
3,857	6.50	12/01/2032	3,955

Fixed Rate FNMA (6.7%)
2,582	6.00	06/01/2009	2,586
6,154	5.50	01/01/2013	6,195
1,159	5.50	09/01/2014	1,166
1,505	5.50	03/01/2016	1,513
1,023	8.50	04/01/2016	1,085
1,396	5.50	11/01/2018	1,402
811	5.50	12/01/2018	814
934	7.00	09/01/2019	969
443	7.00	07/01/2021	460
4,126	7.00	10/01/2021	4,278
1,915	7.00	06/01/2022	1,985
3,336	6.50	12/01/2032	3,432
6,427	6.50	01/01/2033	6,612

Total Fixed Rate FNMA			32,497

Fixed Rate GNMA (0.1%)
206	7.00	04/15/2026	215

CMOs (21.3%)
Regular Floater CMOs(a) (9.2%)
FHLMC Series 1009, Class D
93	5.23	10/15/2020	93
FHLMC Series 1066, Class P
237	5.53	04/15/2021	237
FHLMC Series 1222, Class P
378	4.15	03/15/2022	378
FHLMC Series 1448, Class F
434	6.03	12/15/2022	440
FHLMC Series 1555, Class FA
337	5.83	08/15/2008	339
FHLMC Series 1575, Class FA
955	6.13	08/15/2008	965
FHLMC Series 1604, Class FC
718	3.71	11/15/2008	707
FHLMC Series 1618, Class F
28	4.05	11/15/2008	28
FHLMC Series 1618, Class FB
137	4.05	10/15/2008	137
FHLMC Series 1689, Class FD
2,711	3.86	10/15/2023	2,676
FHLMC Series 1698, Class FA
798	5.43	03/15/2009	803
FNMA REMIC Trust Series 1992-033, Class F
127	4.14	03/25/2022	125
FNMA REMIC Trust Series 1992-137, Class F
1,574	5.59	08/25/2022	1,590
FNMA REMIC Trust Series 1992-155, Class FC
923	5.44	09/25/2007	926
FNMA REMIC Trust Series 1993-093, Class FB
434	4.15	05/25/2008	429
FNMA REMIC Trust Series 1993-190, Class F
264	4.35	10/25/2008	262
FNMA REMIC Trust Series 1998-21, Class F
920	4.72	03/25/2028	904
FNMA Series 1993-027, Class F
1,941	5.74	02/25/2023	1,975
FNMA Series 1993-191, Class FC
1,441	4.10	10/25/2008	1,425
FNMA Series 2001-60 Class O
3,847	5.53	10/25/2031	3,922

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Regular Floater CMOs(a)—(Continued)
FNMA Series 2001-70, Class OF
$1,282	5.53%	10/25/2031	$1,312
FNMA Series 2001-W4, Class AV1
1,020	4.86	02/25/2032	1,020
FNMA Series 2002-T7, Class A1
1,596	4.69	07/25/2032	1,592
FNMA Series 2002-W2, Class AV1
1,864	4.84	06/25/2032	1,864
FNMA Series 2003-T3, Class 1A
283	4.70	06/25/2033	283
FNMA Series 2006-5, Class 2A1
20,272	4.63	11/25/2028	20,280

Total Regular Floater CMOs			44,712

PAC CMOs (7.8%)
FHLMC REMIC Trust Series 1432, Class H
179	7.50	12/15/2007	179
FHLMC Series 1250, Class J
932	7.00	05/15/2022	930
FHLMC Series 1308, Class J
245	8.50	06/15/2007	245
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	3,776
FHLMC Series 1475, Class K
1,800	7.00	02/15/2008	1,806
FHLMC Series 1513, Class N
1,812	6.50	05/15/2008	1,821
FHLMC Series 1685, Class G
3,047	6.00	09/15/2023	3,058
FHLMC Series 1693, Class H
1,742	6.00	12/15/2008	1,744
FHLMC Series 1720, Class PJ
1,587	7.25	01/15/2024	1,613
FHLMC Series 2440, Class OU
3,429	6.50	09/15/2009	3,454
FHLMC Series 2445, Class PU
312	6.50	10/15/2009	311
FNMA REMIC Trust Series 1991-67, Class J
2,001	7.50	08/25/2021	2,064
FNMA REMIC Trust Series 1992-01, Class E
72	7.50	01/25/2007	73
FNMA REMIC Trust Series 1992-094, Class J
890	7.00	05/25/2007	895
FNMA REMIC Trust Series 1992-175, Class PH
981	7.00	10/25/2007	987
FNMA REMIC Trust Series 1993-040, Class H
1,654	6.80	04/25/2008	1,670
FNMA REMIC Trust Series 1993-174, Class H
1,579	6.50	09/25/2008	1,581
FNMA Series 1993-181, Class G
355	6.25	06/25/2008	354
FNMA Series 1993-225, Class WC
3,149	6.50	12/25/2013	3,238
FNMA Series 1994-51, Class PJ
740	6.50	09/25/2023	742
FNMA Series 1996-21, Class PJ
814	6.00	12/25/2010	812
FNMA Series 2002-16, Class LH
5,354	6.50	03/25/2031	5,401
GNMA REMIC Trust Series 2001-10, Class PD
1,063	6.50	08/16/2030	1,084
GNMA Series 2000-16, Class PB
61	7.50	02/16/2028	61

Total PAC CMOs			37,899

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Sequential Fixed Rate CMOs (2.9%)
FHLMC Series 1216, Class GC
$1,025	7.00%	03/15/2007	$1,031
FHLMC Series 1331, Class O
1,505	8.00	07/15/2007	1,505
FHLMC Series 1823, Class C
936	6.00	12/15/2008	941
FHLMC Series 2367, Class BC
516	6.00	04/15/2016	517
FHLMC Series 2543, Class AD
986	8.50	01/15/2016	1,025
FHLMC Series 2663, Class KV
1,769	6.00	04/15/2012	1,771
FNMA REMIC Trust Series 1992-53, Class G
358	7.00	04/25/2007	360
FNMA Series 1996-35, Class Z
1,449	7.00	07/25/2026	1,500
FNMA Series 2000-16, Class ZG
1,627	8.50	06/25/2030	1,725
FNMA Series 2000-32, Class Z
2,139	7.50	10/18/2030	2,232
FNMA Series 2002-73, Class AD
1,248	8.50	12/25/2015	1,298

Total Sequential Fixed Rate CMOs			13,905

Support CMO (1.4%)
FHLMC Series 1605, Class E
6,471	6.50	10/15/2008	6,513

Total CMOs			103,029

Total Mortgage-Backed Obligations (cost $264,652)			259,206

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures(a) (6.2%)
FHLB
$20,000	4.36%	12/13/2006	$20,001
Small Business Administration
828	5.33	03/25/2014	829
Sri Lanka Aid
9,500	5.10	11/01/2024	9,450

Total Agency Debentures (cost $30,334)			30,280

Total Investments Before Repurchase Agreement (cost $294,986)			$289,486

Repurchase Agreement (40.1%)
Joint Repurchase Agreement Account II(b)
$194,200	4.57%	03/01/2006	$194,200

Maturity Value: $194,225 (cost $194,200)
Total Investments (99.8%) (cost $489,186)			$483,686

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2006. Maturity date shown in the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement was entered into on February 28, 2006. Additional information appears on page 23.

________________________________________________________________________________
Investment Abbreviations:
CMOs—Collateralized Mortgage Obligations
FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit
________________________________________________________________________________

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (48.8%)
Adjustable Rate FHLMC(a) (5.0%)
$6,658	3.92%	01/01/2034	$6,446
3,998	4.18	09/01/2034	3,959
9,135	4.31	10/01/2034	9,070
2,314	4.82	11/01/2034	2,302
6,569	4.58	08/01/2035	6,498
6,918	4.51	11/01/2035	6,721

Total Adjustable Rate FHLMC			34,996

Adjustable Rate FNMA(a) (10.8%)
920	6.34	09/01/2032	940
4,000	3.85	10/01/2033	3,919
660	6.04	05/01/2032	665
2,412	4.65	01/01/2033	2,406
4,728	3.88	07/01/2033	4,645
8,073	3.97	12/01/2033	7,936
3,574	4.37	03/01/2034	3,536
6,079	3.57	04/01/2034	6,041
5,611	4.79	10/01/2034	5,591
7,638	4.68	04/01/2035	7,532
3,449	4.25	05/01/2035	3,407
3,437	4.34	05/01/2035	3,410
6,311	4.76	05/01/2035	6,221
6,398	4.89	07/01/2035	6,331
6,653	4.25	08/01/2035	6,489
4,022	4.58	09/01/2035	3,980
2,134	4.67	10/01/2035	2,118

Total Adjustable Rate FNMA			75,167

Adjustable Rate GNMA(a) (0.5%)
3,435	4.50	12/20/2034	3,396

Fixed Rate FHLMC Gold (4.9%)
62	7.00	03/01/2009	63
51	7.00	04/01/2009	52
708	7.00	06/01/2009	725
46	7.00	03/01/2012	47
917	7.00	12/01/2012	945
1,241	5.00	12/01/2013	1,235
1,304	4.00	01/01/2014	1,253
70	8.00	07/01/2014	75
13,873	4.50	03/01/2015	13,531
23	7.00	03/01/2015	24
3,716	5.50	05/01/2015	3,733
392	5.50	06/01/2017	394
228	8.00	09/01/2017	244
510	5.50	10/01/2017	512
1,263	8.00	11/01/2017	1,353
1,350	5.50	03/01/2018	1,355
788	5.50	04/01/2018	790
981	6.50	05/01/2018	1,013
91	6.00	10/01/2018	93
22	6.00	11/01/2018	23
4,660	5.50	02/01/2019	4,678
187	6.50	12/01/2029	192
2,062	6.50	12/01/2032	2,114

Total Fixed Rate FHLMC Gold			34,444

Fixed Rate FNMA (8.0%)
582	6.50	09/01/2008	587
373	6.00	12/01/2008	376
15	7.50	09/01/2010	16
4,469	6.00	01/01/2012	4,551
1,298	6.00	04/01/2012	1,322
1,575	6.00	05/01/2012	1,604
2,138	6.00	06/01/2012	2,178
77	7.50	07/01/2012	80
4,151	6.00	09/01/2012	4,229
469	5.00	11/01/2012	467
5	8.00	01/01/2013	5
2,365	4.50	08/01/2013	2,319
13,325	4.50	09/01/2013	13,070
2,935	5.50	09/01/2014	2,952
1,536	5.50	12/01/2014	1,545
21	6.00	02/01/2018	21
4,298	5.50	05/01/2018	4,317
289	6.00	05/01/2018	293

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Fixed Rate FNMA—(Continued)
$1,512	5.50%	06/01/2018	$1,519
19	6.00	08/01/2018	20
18	6.00	09/01/2018	18
1,257	5.50	10/01/2018	1,262
1,590	5.50	11/01/2018	1,597
1,471	6.00	11/01/2018	1,490
88	5.50	12/01/2018	89
2,690	6.00	12/01/2018	2,726
2,212	6.00	01/01/2019	2,242
32	6.00	02/01/2019	33
786	6.00	04/01/2019	796
176	6.00	05/01/2019	178
253	6.00	10/01/2023	256
751	7.00	08/01/2028	777
1,424	7.00	11/01/2028	1,473
167	7.00	02/01/2032	173
335	7.00	05/01/2032	347
763	7.00	09/01/2032	790

Total Fixed Rate FNMA			55,718

Fixed Rate GNMA (0.2%)
5	6.00	07/15/2008	5
9	6.00	08/15/2008	9
171	6.00	09/15/2008	174
216	6.00	10/15/2008	220
31	6.00	11/15/2008	33
24	6.00	12/15/2008	25
53	6.00	01/15/2009	54
18	6.00	02/15/2009	19
22	6.00	05/15/2009	22
1	8.50	07/15/2009	1
1	8.50	09/15/2009	1
1	8.50	12/15/2009	1
116	8.50	01/15/2010	123
79	8.50	02/15/2010	83
43	8.50	03/15/2010	45
33	8.50	04/15/2010	35
20	8.50	05/15/2010	21
64	8.50	06/15/2010	68
18	8.50	07/15/2010	19
35	8.50	08/15/2010	37
29	8.50	10/15/2010	30
58	8.50	11/15/2010	61
81	8.50	12/15/2010	84
55	8.50	09/15/2011	59
84	8.50	10/15/2011	89
73	8.50	03/15/2012	76
97	8.50	07/15/2012	102

Total Fixed Rate GNMA			1,496

CMOs (19.4%)
Adjustable Rate CMOs(a) (9.9%)
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
4,000	4.65	10/25/2035	3,884
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-9, Class A1
7,743	4.63	10/25/2035	7,560
Countrywide Home Loans Series 2003-37, Class 1A1
283	3.91	08/25/2033	286
FNMA Series 1988-12, Class A
398	10.00	02/25/2018	451
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
5,720	4.61	08/25/2034	5,675
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
3,245	4.55	07/25/2033	3,256
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
235	6.18	12/25/2024	235
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
657	4.66	02/25/2034	662

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Adjustable Rate CMOs(a)—(Continued)
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
$1,247	4.99%	03/25/2034	$1,253
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
3,842	4.45	05/25/2034	3,787
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
7,109	4.72	06/25/2034	6,957
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,851	4.70	11/25/2033	2,832
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
7,284	4.52	12/25/2033	7,212
Washington Mutual Series 2003-AR6, Class A1
1,861	4.34	06/25/2033	1,836
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR1, Class 1A1
840	4.55	02/25/2035	821
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
5,626	5.00	10/25/2035	5,557
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
11,000	5.10	03/25/2036	10,926
Wells Fargo Series 2005-AR16, Class 1A1
6,090	4.98	10/25/2035	6,072

Total Adjustable Rate CMOs			69,262

Regular Floater CMOs(a) (0.2%)
FHLMC Series 1448, Class F
1,013	6.03%	12/15/2022	$1,027
FNMA Series 1993-220, Class PF
311	3.91	09/25/2013	310

Total Regular Floater CMOs			1,337

PAC CMOs (5.5%)
FHLMC Series 1506, Class PI
4,837	6.75	05/15/2008	4,858
FHLMC Series 1661, Class PJ
7,252	6.50	01/15/2009	7,317
FHLMC Series 1693, Class H
2,300	6.00	12/15/2008	2,302
FHLMC Series 1720, Class PJ
794	7.25	01/15/2024	806
FHLMC Series 3028, Class MB
8,375	5.00	12/15/2026	8,330
FNMA REMIC Trust Series 1992-193, Class HB
3,045	6.50	11/25/2007	3,062
FNMA REMIC Trust Series 1993-035, Class H
60	6.75	02/25/2008	60
FNMA REMIC Trust Series 1994-23, Class PE
108	6.00	08/25/2022	107
FNMA Series 2002-22, Class VB
631	6.50	08/25/2009	630
FNMA Series 2005-87, Class CL
5,976	5.00	10/25/2035	5,944
GNMA REMIC Trust Series 2001-60, Class PD
1,932	6.00	10/20/2030	1,943
GNMA REMIC Trust Series 2002-45, Class QD
543	6.50	06/20/2031	544

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
PAC CMOs—(Continued)
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
$2,078	8.50%	05/25/2033	$2,216

Total PAC CMOs			38,119

Support CMO (0.1%)
FNMA REMIC Trust Series 1993-131, Class Z
522	7.00	07/25/2008	528

Sequential Fixed Rate CMOs (3.7%)
FHLMC Series 1342, Class H
668	7.50	08/15/2007	668
FHLMC Series 1980, Class Z
1,552	7.00	07/15/2027	1,597
FHLMC Series 2236, Class Z
11,721	8.50	06/15/2030	12,320
FHLMC Series 2417, Class VK
4,269	6.00	07/15/2018	4,290
FNMA REMIC Trust Series 1992-4, Class H
335	7.50	02/25/2007	337
FNMA REMIC Trust Series 1992-53, Class G
438	7.00	04/25/2007	440
FNMA Series 2001-42, Class HG
900	10.00	09/25/2016	992
FNMA Series G92-44, Class Z
2,296	8.00	07/25/2022	2,406
GNMA REMIC Trust Series 2001-62, Class VL
3,000	6.50	11/16/2017	3,049

Total Sequential Fixed Rate CMOs			26,099

Total CMOs			135,345

Total Mortgage-Backed Obligations (cost $347,488)			340,562

FFCB
$7,600	3.80%	09/07/2007	$7,476
FHLB
41,000	3.38	02/15/2007	40,377
41,275	4.88	02/15/2007	41,219
20,000	5.38	02/15/2007	20,065
13,000	2.63	05/15/2007	12,644
40,100	3.75	05/15/2007	39,602
12,000	4.00	07/13/2007	11,839
8,000	4.13	09/06/2007	7,907
10,000	3.03	06/12/2008	9,598
FHLMC
20,500	4.13	04/02/2007	20,323
17,500	4.50	08/04/2008	17,324
25,000	4.48	09/19/2008	24,684
FNMA
7,000	2.81	09/28/2006	6,915
34,000	3.55	01/12/2007	33,605
10,000	2.63	01/19/2007	9,802
10,250	2.38	03/30/2007	9,975
14,500	4.00	07/25/2008	14,202

Total Agency Debentures (cost $330,765)			327,557

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

United States Treasury Notes
$16,400	4.63%	02/29/2008	$16,382

(cost $16,384)
Total Investments Before Repurchase Agreement (cost $694,637)			$684,501

Joint Repurchase Agreement Account II(b)
$12,100	4.57%	03/01/2006	$12,100

Maturity Value: $12,102 (cost $12,100)
Total Investments (99.7%) (cost $706,737)			$696,601

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement was entered into on February 28, 2006. Additional information appears on page 23.

Investment Abbreviations:
CMOs—Collateralized Mortgage Obligations
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENT OF INVESTMENTS—(Continued)

February 28, 2006
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II— At February 28, 2006, the Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market	$200,500
Ultra-Short Duration Government	194,200
Short Duration	12,100

	Principal	Interest	Maturity
Repurchase Agreements	Amount	Rate	Date	Maturity Value

Banc of America Securities LLC	$3,019,900	4.56%	03/01/2006	$3,020,283
Barclays Capital PLC	3,000,000	4.57	03/01/2006	3,000,381
Credit Suisse LLC	500,000	4.57	03/01/2006	500,064
Deutsche Bank Securities, Inc.	3,020,000	4.57	03/01/2006	3,020,383
Greenwich Capital Markets	300,000	4.58	03/01/2006	300,038
J.P. Morgan Securities, Inc.	400,000	4.56	03/01/2006	400,051
Morgan Stanley & Co.	2,925,000	4.57	03/01/2006	2,925,371
UBS Securities LLC	1,500,000	4.57	03/01/2006	1,500,190
Wachovia Capital Markets	400,000	4.58	03/01/2006	400,051

TOTAL	$15,064,900			$15,066,812

At February 28, 2006, the Joint Repurchase Agreement Account II was fully collateralized by the following securities: Federal Home Loan Bank, 0.00% to 11.25%, due 03/16/2006 to 05/15/2012; Federal Home Loan Mortgage Association, 3.50% to 11.00%, due 4/01/2006 to 03/01/2036; Federal National Mortgage Association, 2.37% to 10.50%, due 06/15/2006 to 03/01/2036 and U.S. Treasury Notes, 3.87% to 4.25%, due 05/15/2010 to 08/15/2013. The aggregate market value of the collateral, including accrued interest, was $15,375,491.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

	Money	Ultra-Short	Short
	Market	Duration Government	Duration
	Portfolio	Portfolio	Portfolio

Assets
Investment at value (identified cost $70,895,857, $294,985,516 and $694,637,142, respectively)	$70,895,857	$289,486,418	$684,501,489
Repurchase agreements, at value based on amortized cost	220,500,000	194,200,000	12,100,000
Cash	91,478	—	19,266
Receivables:
Investment securities sold	—	845,224	49,236
Interest	523,861	1,426,195	4,204,998
Reimbursement from administrator	—	5,766	—
Fund shares sold	8,518	—	—
Other assets	6,506	8,016	15,742

Total assets	292,026,220	485,971,619	700,890,731

Liabilities
Due to custodian	—	157,344	—
Payables:
Dividends	370,744	999,934	2,144,215
Advisory fees	9,975	111,337	133,889
Fund shares repurchased	—	25,000	25,000
Accrued expenses	43,760	90,662	105,480

Total liabilities	424,479	1,384,277	2,408,584

Net Assets
Paid-in capital	291,601,741	536,962,917	728,330,045
Accumulated undistributed net investment income	4,429	1,571,465	820,579
Accumulated net realized loss on investment transactions	(4,429)	(48,447,942)	(20,532,824)
Net unrealized loss on investments	—	(5,499,098)	(10,135,653)

Net assets	$291,601,741	$484,587,342	$698,482,147

Net asset value, offering and redemption price per Unit (net assets/ Units outstanding)	$1.00	$9.42	$9.50

Units Outstanding
Total Units outstanding, $0.001 par value (unlimited number of Units authorized)	291,601,741	51,416,446	73,520,523

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2006
(Unaudited)

	Money	Ultra-Short	Short
	Market	Duration Government	Duration
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income	$4,950,544	$8,972,569	$12,088,221

Expenses:
Advisory fees	240,557	525,687	699,414
Administration fees	120,297	262,843	174,854
Professional fees	54,116	57,379	91,176
Custody and accounting fees	22,365	90,559	96,643
Trustees’ fees	12,389	2,204	25,946
Printing fees	1,623	9,524	15,581
Transfer Agent fees	—	3,659	1,463
Registration fees	—	1,543	—
Other expenses	452	38,026	30,081

Total operating expenses	451,799	991,424	1,135,158
Expense Reductions:
Advisory fees waived	(174,130)	—	—
Administration fees waived	(114,231)	—	—
Expenses reimbursed	—	(71,472)	—
Custody credits	(444)	(4,326)	(6,041)

Total expense reductions	(288,805)	(75,798)	(6,041)

Net operating expenses	162,994	915,626	1,129,117

Net Investment Income	$4,787,550	$8,056,943	$10,959,104

Net Realized Loss on Investment Transactions	—	(148,494)	(1,649,202)
Net Change in Unrealized Gain (Loss) on Investments	—	869,623	(2,716,209)

Net Increase in Net Assets Resulting from Operations	$4,787,550	$8,778,072	$6,593,693

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

			Ultra-Short Duration Government
	Money Market Portfolio		Portfolio		Short Duration Portfolio

	For the Six		For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
	February 28, 2006	Ended	February 28, 2006	Ended	February 28, 2006	Ended
	(Unaudited)	August 31, 2005	(Unaudited)	August 31, 2005	(Unaudited)	August 31, 2005

From Operations:
Net investment income	$4,787,550	$12,669,338	$8,056,943	$22,504,978	$10,959,104	$23,541,694
Net realized loss on investment transactions	—	(4,429)	(148,494)	(925,923)	(1,649,202)	(3,634,494)
Net change in unrealized gain (loss) on investments	—	—	869,623	(1,882,250)	(2,716,209)	(6,091,248)

Net increase in net assets resulting from operations	4,787,550	12,664,909	8,778,072	19,696,805	6,593,693	13,815,952

Distributions to Unitholders:
From net investment income	(4,776,066)	(12,676,393)	(9,288,707)	(25,301,602)	(12,944,159)	(23,917,022)
From paid-in capital	—	—	—	(56,581)	—	—

Total distributions to Unitholders	(4,776,066)	(12,676,393)	(9,288,707)	(25,358,183)	(12,944,159)	(23,917,022)

From Unit Transactions:
Proceeds from sales of Units	1,981,386,960	6,456,292,323	500,000	1,600,000	500,000	82,603,952
Reinvestment of dividends and distributions	2,535,443	6,738,378	3,310,250	9,574,235	2,024,775	5,701,150
Cost of Units repurchased	(1,943,332,674)	(6,797,649,606)	(106,570,249)	(897,675,167)	(19,342,088)	(148,719,986)

Net increase (decrease) in net assets resulting from Unit transactions	40,589,729	(334,618,905)	(102,759,999)	(886,500,932)	(16,817,313)	(60,414,884)

Total increase (decrease)	40,601,213	(334,630,389)	(103,270,634)	(892,162,310)	(23,167,779)	(70,515,954)

Net Assets:
Beginning of period	251,000,528	585,630,917	587,857,976	1,480,020,286	721,649,926	792,165,880

End of period	$291,601,741	$251,000,528	$484,587,342	$587,857,976	$698,482,147	$721,649,926

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$4,429	$(7,055)	$1,571,465	$2,803,229	$820,579	$2,805,634

Summary of Unit Transactions:
Units sold	1,981,386,960	6,456,292,323	53,078	169,136	52,466	8,591,015
Reinvestment of dividends and distributions	2,535,443	6,738,378	351,344	1,014,081	212,745	592,375
Units repurchased	(1,943,332,674)	(6,797,649,606)	(11,306,740)	(95,028,189)	(2,032,970)	(15,434,806)

Net increase (decrease) in Units outstanding	40,589,729	(334,618,905)	(10,902,318)	(93,844,972)	(1,767,759)	(6,251,416)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

											Ratios assuming
											no expense reductions

									Ratio of				Ratio of
	Net asset						Ratio of		net investment		Ratio of total		net investment
	value,	Net	Distributions	Net asset		Net assets,	net expenses		income to		expenses to		income to
	beginning	investment	to	value, end	Total	end of period	to average		average		average		average
	of period	income(a)	Unitholders	of period	return(b)	(000’s)	net assets		net assets		net assets		net assets

Six months ended:
2/28/06 (Unaudited)	$1.00	$0.02	$(0.02)	$1.00	1.98%	$291,590	0.14	%(c)	3.97	%(c)	0.38	%(c)	3.73	%(c)
Years ended:
8/31/05	1.00	0.02	(0.02)	1.00	2.44	251,000	0.13		2.36		0.32		2.17
8/31/04	1.00	0.01	(0.01)	1.00	1.01	585,631	0.13		0.99		0.30		0.82
8/31/03	1.00	0.01	(0.01)	1.00	1.25	1,223,006	0.11		1.25		0.28		1.08
8/31/02	1.00	0.02	(0.02)	1.00	1.99	1,816,545	0.11		1.97		0.28		1.80
8/31/01	1.00	0.05	(0.05)	1.00	5.42	1,981,814	0.11		4.80		0.28		4.63

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns for periods less than one year are not annualized.
(c)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

					Distributions
					to									Ratios assuming
		From investment operations			Unitholders									no expense reductions

												Ratio of		Ratio of		Ratio of
	Net asset		Net realized	Total	From		Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	and unrealized	from	net		value,		end of	net expenses		income		expenses to		income		Portfolio
	beginning	investment	gain (loss)	investment	investment		end of	Total	period	to average		to average		average net		to average		turnover
	of period	income(a)(e)	on investments	operations	income(e)		period	return(b)	(000’s)	net assets		net assets		assets		net assets		rate(c)

Six months ended:
2/28/06 (Unaudited)	$9.43	$0.14	$0.02	$0.16	$(0.17)		$9.42	1.67%	$484,587	0.35	%(f)	3.07	%(f)	0.38	%(f)	3.04	%(f)	13%
Years ended:
8/31/05	9.48	0.22	(0.01)	0.21	(0.26	)(g)	9.43	2.28	587,858	0.35		2.42		0.36		2.41		68
8/31/04	9.58	0.20	—	0.20	(0.30)		9.48	2.15	1,480,020	0.34		2.05		0.34		2.05		148
8/31/03	9.73	0.26	(0.07)	0.19	(0.34)		9.58	1.97	1,487,994	0.33		2.70		0.33		2.70		128
8/31/02	9.72	0.38 (d)	0.09 (d)	0.47	(0.46)		9.73	4.94	1,057,429	0.34		3.88	(d)	0.34		3.88	(d)	122
8/31/01	9.63	0.61	0.08	0.69	(0.60)		9.72	7.38	607,213	0.34		6.27		0.34		6.27		35

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of these changes for the year ended August 31, 2002 was to decrease net investment income per unit by $0.05, increase net realized and unrealized gains and losses per unit by $0.05, and decrease the ratio of net investment income to average net assets by 0.53%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.
(e)	Net investment income per unit differs from Distributions to Unitholders primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(f)	Annualized.

(g)	Includes amounts less than $0.005 that are distributions from paid-in capital.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		From investment operations			Distributions to Unitholders

	Net asset		Net realized		From
	value,	Net	and unrealized	Total from	net	From
	beginning	investment	gain (loss)	investment	investment	paid-in	Total
	of period	income(a)(e)	on investments	operations	income(e)	capital	distributions

Six months ended:
2/28/06 (Unaudited)	$9.59	$0.15	$(0.07)	$0.08	$(0.17)	$—	$(0.17)
Years ended:
8/31/05	9.72	0.31	(0.13)	0.18	(0.31)	—	(0.31)
8/31/04	9.74	0.33	0.03	0.36	(0.36)	(0.02)	(0.38)
8/31/03	9.93	0.36	(0.09)	0.27	(0.46)	—	(0.46)
8/31/02	9.84	0.51 (d)	0.12 (d)	0.63	(0.54)	—	(0.54)
8/31/01	9.56	0.62	0.27	0.89	(0.61)	—	(0.61)

[Additional columns below]

[Continued from above table, first column(s) repeated]

						Ratio of
	Net asset		Net assets,	Ratio of		net investment
	value,		end of	net expenses		income		Portfolio
	end of	Total	period	to average		to average		turnover
	period	return(b)	(000’s)	net assets		net assets		rate(c)

Six months ended:
2/28/06 (Unaudited)	$9.50	0.90%	$698,482	0.32	%(f)	3.13	%(f)	75%
Years ended:
8/31/05	9.59	1.91	721,650	0.31		3.19		235
8/31/04	9.72	3.74	792,166	0.29		3.34		269
8/31/03	9.74	2.74	794,989	0.30		3.64		275
8/31/02	9.93	6.60	377,752	0.31		5.14	(d)	170
8/31/01	9.84	9.60	481,266	0.30		6.35		164

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per unit by $0.04, increase net realized and unrealized gains and losses per unit by $0.04, and decrease the ratio of net investment income to average net assets by 0.43%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.
(e)	Net investment income per unit differs from Distributions to Unitholders primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(f)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

February 28, 2006

(Unaudited)

1.	Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940 (“the Act”), as amended, as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually a “Portfolio”). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.	Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

     A.     Investment Valuation

      For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value.

B.	Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

      Market discounts and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. For the Ultra-Short Duration Government Portfolio and Short Duration Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with generally accepted

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2006

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

accounting principles. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

     C.     Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its Unitholders. Accordingly, no federal tax provisions are required. Income distributions to Unitholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios.

      The characterization of distributions to Unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or from paid-in capital.

      Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such net amortization generally reduces ordinary income available for distribution.

     D.     Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

     E.     Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

      During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2006

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

      Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”) or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

     F.     When-Issued Securities

      Consistent with National Credit Union Association (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

3.	Agreements

      GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee (“advisory fee”), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Ultra-Short Duration Government	All	0.20
Short Duration	All	0.20

      GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. Additionally, effective October 19, 2005, GSAM has voluntarily agreed

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2006

(Unaudited)

3.     Agreements— (Continued)

to further limit its advisory fee to the Money Market Portfolio to 0.05% of average daily net assets until April 18, 2006. These voluntary limitations may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2006, GSAM waived advisory fees amounting to approximately $174,100.

      Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, which includes 39 major credit unions that are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Trust’s Board of Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Ultra-Short Duration Government	0.10
Short Duration	0.05

      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. Additionally, effective October 17, 2005, CUFSLP has voluntarily agreed to waive all of its administration fee until April 16, 2006. This voluntary limitation and waiver may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 28, 2006, CUFSLP waived administration fees amounting to approximately $114,200.

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses exclusive of any expense offset arrangements) (the “Expenses”) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. In addition, the Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the six months ended February 28, 2006, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses exclusive of any expense offset arrangements) of the Ultra-Short Duration Government Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Ultra-Short Duration

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2006

(Unaudited)

3.     Agreements— (Continued)

Government Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Ultra-Short Duration Government Portfolio’s average daily net assets. In addition, the Portfolio is not obligated to reimburse CUFSLP and GSAM for prior fiscal year expense reimbursements, if any. For the six months ended February 28, 2006, CUFSLP reimbursed expenses of approximately $71,500. GSAM was not required to reimburse any expenses under this agreement.

      In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the six months ended February 28, 2006, custody fee reductions for the Money Market, Ultra-Short Duration Government and Short Duration Portfolios amounted to approximately $400, $4,300 and $6,000, respectively.

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of Units of the Portfolios. For the six months ended February 28, 2006, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee (“transfer agent fee”) from the Ultra-Short Duration Government and Short Duration Portfolios. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on accounts that were open during the month.

4.	Investment Transactions

      The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio for the six months ended February 28, 2006 were as follows ($ in thousands):

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$57,836	$490,124
Purchases (excluding U.S. Government and agency obligations)	—	26,967
Sales or maturities of U.S. Government and agency obligations	213,951	521,208
Sales or maturities (excluding U.S. Government and agency obligations)	6,227	14,721

5.	Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, each Portfolio must own securities

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2006

(Unaudited)

5.     Line of Credit Facility— (Continued)

having a market value in excess of 300% of its total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate.

      This committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. During the six months ended February 28, 2006, the Portfolios did not have any borrowings under this facility.

6.	Other Matters

      Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

7.	Tax Information

      As of the Portfolios’ most recent fiscal year end, August 31, 2005, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Timing differences (dividends payable and post October losses)	$(3,798,368)	$(5,497,433)
Capital loss carryforward[1]	(45,434,944)	(14,813,365)

[1]	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated:

Portfolio	2007	2008	2009	2010	2011	2012	2013

Ultra-Short Duration Government	$(5,040,383)	$(689,432)	$(139,960)	$(371,560)	$(2,667,678)	$(17,778,765)	$(18,747,166)
Short Duration	(4,468,853)	(526,184)	—	—	(1,439,421)	(4,543,488)	(3,835,419)

There were no significant book to tax differences for the Money Market Portfolio.

      The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes. At

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2006

(Unaudited)

7.     Tax Information— (Continued)

February 28, 2006, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Tax cost	$487,415,573	$703,104,216

Gross unrealized gain	60,420	245,390
Gross unrealized loss	(3,789,575)	(6,748,117)

Net unrealized security gain (loss)	$(3,729,155)	$(6,502,727)

The difference between book-basis and tax-basis unrealized gain (losses) is attributable primarily to wash sales, market discounts and market premiums.

8. Concentration of Risk

      The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be Government Mortgage-Related Securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests, including those described below. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways.

Portfolio Expenses (Unaudited) — Six Month Period Ended February 28, 2006

          As a Unitholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 through February 28, 2006.

Actual Expenses— The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes— The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a Unitholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Money Market Portfolio			Ultra-Short Duration Government Portfolio			Short Duration Portfolio

			Expenses			Expenses			Expenses
	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the
	Account Value	Account Value	6 months ended	Account Value	Account Value	6 months ended	Account Value	Account Value	6 months ended
	9/1/05	2/28/06	2/28/06*	9/1/05	2/28/06	2/28/06*	9/1/05	2/28/06	2/28/06*

Actual	$1,000.00	$1,019.80	$0.75	$1,000.00	$1,016.70	$1.75	$1,000.00	$1,009.00	$1.59
Hypothetical 5% return	1,000.00	1,024.05 +	0.75	1,000.00	1,023.06 +	1.76	1,000.00	1,023.21 +	1.61

* Expenses are calculated using each Portfolio’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were 0.15%, 0.35% and 0.32% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST

for Credit Unions

Trustees
Gary Oakland, Chairman
Edgar F. Callahan, Vice Chairman
James C. Barr
Robert M. Coen
John T. Collins
Thomas S. Condit
Rudolf J. Hanley
Betty G. Hobbs
D. Michael Riley
Wendell A. Sebastian

Officers
Charles W. Filson, President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.,
Limited Liability Limited Partnership

Investment Adviser
Goldman Sachs Asset Management, L.P.,
an affiliate of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Auditors
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
71 South Wacker Drive
Suite 500
Chicago, IL 60606

TCUSAR06

Copyright 2006 Goldman, Sachs & Co. All rights reserved.

06-514/04-06

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to the Semi-Annual Report for the period ended February 28, 2006.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the Semi-Annual Report for the period ended February 28, 2006.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the Semi-Annual Report to Unitholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Trust for Credit Unions’ Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 10(a)(1) of the registrant’s Form N-CSR filed on November 7, 2003 (Accession Number 0000950123-03-012301).

(a)(2) Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust For Credit Unions

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	May 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	May 4, 2006

By:	/s/ JOHN M. PERLOWSKI

John M. Perlowski
Treasurer/Principal Financial Officer of
Trust For Credit Unions

Date:	May 4, 2006